World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2013

Dates Covered
Collections Period	06/01/13 - 06/30/13
Interest Accrual Period	06/17/13 - 07/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/13	880,286,953.72	52,741
Yield Supplement Overcollateralization Amount at 05/31/13	14,876,006.04	0

Receivables Balance at 05/31/13	895,162,959.76	52,741
Principal Payments	28,328,762.33	1,186
Defaulted Receivables	407,172.55	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/13	14,237,447.33	0

Pool Balance at 06/30/13	852,189,577.55	51,539

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	7,865,347.20	724
Past Due 61-90 days	1,106,081.16	93
Past Due 91 + days	126,501.80	7

Total	9,097,930.16	824

Total 31+ Delinquent as % Ending Pool Balance	1.07%

Recoveries	259,089.21

Aggregate Net Losses/(Gains) - June 2013	148,083.34

Overcollateralization Target Amount	38,348,530.99
Actual Overcollateralization	26,669,744.13

Weighted Average APR	3.91%
Weighted Average APR, Yield Adjusted	4.74%
Weighted Average Remaining Term	56.08

Flow of Funds	$ Amount

Collections	31,388,090.25
Advances	26,900.58
Investment Earnings on Cash Accounts	1,581.43
Servicing Fee	(745,969.13)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	30,670,603.13

Distributions of Available Funds
(1) Class A Interest	346,598.30
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	3,636,409.52
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	26,669,744.13
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	30,670,603.13

Servicing Fee	745,969.13
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 06/17/13	855,825,987.07
Principal Paid	30,306,153.65
Note Balance @ 07/15/13	825,519,833.42

Class A-1
Note Balance @ 06/17/13	196,934,987.07
Principal Paid	30,306,153.65
Note Balance @ 07/15/13	166,628,833.42
Note Factor @ 07/15/13	68.0117687%

Class A-2
Note Balance @ 06/17/13	275,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	275,000,000.00
Note Factor @ 07/15/13	100.0000000%

Class A-3
Note Balance @ 06/17/13	270,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	270,000,000.00
Note Factor @ 07/15/13	100.0000000%

Class A-4
Note Balance @ 06/17/13	94,934,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	94,934,000.00
Note Factor @ 07/15/13	100.0000000%

Class B
Note Balance @ 06/17/13	18,957,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	18,957,000.00
Note Factor @ 07/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	364,449.48
Total Principal Paid	30,306,153.65

Total Paid	30,670,603.13

Class A-1
Coupon	0.23000%
Interest Paid	35,229.48
Principal Paid	30,306,153.65

Total Paid to A-1 Holders	30,341,383.13

Class A-2
Coupon	0.43000%
Interest Paid	98,541.67
Principal Paid	0.00

Total Paid to A-2 Holders	98,541.67

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00

Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00

Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4032007
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.5285490

Total Distribution Amount	33.9317497

A-1 Interest Distribution Amount	0.1437938
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	123.6985863

Total A-1 Distribution Amount	123.8423801

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.9416669

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	119.99
Noteholders’ Principal Distributable Amount	880.01

Account Balances	$ Amount
Advances
Balance as of 05/31/13	53,452.13
Balance as of 06/30/13	80,352.71
Change	26,900.58

Reserve Account
Balance as of 06/17/13	2,311,742.39
Investment Earnings	92.68
Investment Earnings Paid	(92.68)
Deposit/(Withdrawal)	—
Balance as of 07/15/13	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39